Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Interest on loans	$ 5,018	$ 4,963
Interest and dividends on short-term investments and investment securities	512	517
Total Interest Income	5,530	5,480
Interest Expense
Interest on deposits	1,700	1,685
Interest on Federal Home Loan Bank advances	187	245
Interest on other borrowings	22	25
Total Interest Expense	1,909	1,955
Net Interest Income	3,621	3,525
Provision for Loan Losses	137	114
Net Interest Income after Provision for Loan Losses	3,484	3,411
Non-Interest Income
Mortgage banking and title abstract fees	311	241
Other fees and services charges	38	53
Loss on sale of other real estate owned	(66)	(4)
Other	62	49
Total Non-Interest Income, net	345	339
Non-Interest Expense
Salaries and employee benefits	1,687	1,376
Directors' fees and expenses	230	207
Occupancy and equipment	226	201
Professional fees	287	317
FDIC deposit insurance assessment	87	152
Other real estate owned expenses	166	125
Advertising	41	56
Other	223	205
Total Non-Interest Expense	2,947	2,639
Income before Income Taxes	882	1,111
Income Taxes	354	440
Net Income	$ 528	$ 671
Earnings per share - basic (in dollars per share)	$ 0.60	$ 0.66
Average shares outstanding - basic (in shares)	874,566	1,023,360
Earnings per share - diluted (in dollars per share)	$ 0.60	$ 0.65
Average shares outstanding - diluted (in shares)	878,899	1,027,717